15. DERIVATIVES AND FINANCIAL INSTRUMENTS (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Derivatives And Financial Instruments Details 1
2017	$ 1,779
2018	2,247
2019	1,751
Total	$ 5,777